Average Annual Total Returns - FidelityGrowthStrategiesFund-KPRO - FidelityGrowthStrategiesFund-KPRO - Fidelity Growth Strategies Fund	Jan. 29, 2024
Fidelity Growth Strategies Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	21.07%
Past 5 years	13.92%
Past 10 years	10.17%
RS012
Average Annual Return:
Past 1 year	25.87%
Past 5 years	13.81%
Past 10 years	10.57%